Schedule of Investments (unaudited) March 31, 2020	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 90.5%

Automobiles — 1.8%
Tesla, Inc.(a)(b)	47,329	$24,800,396

Banks — 1.0%
Klarna Holdings AB, (Acquired 08/07/2019, cost $16,335,486)(c)(d)	70,539	13,875,987

Capital Markets — 0.4%
XP, Inc., Class A(a)	310,824	5,995,795

Communications Equipment — 1.0%
Lumentum Holdings, Inc.(a)	188,318	13,879,037

Diversified Consumer Services — 4.2%
Afya Ltd., Class A(a)	487,844	9,298,307
Arco Platform Ltd., Class A(a)	378,459	15,993,677
Chegg, Inc.(a)	320,178	11,455,969
GSX Techedu, Inc., ADR(a)	167,964	7,114,955
TAL Education Group — ADR(a)	270,445	14,403,901

		58,266,809

Diversified Telecommunication Services — 0.6%
Bandwidth, Inc., Class A(a)	133,045	8,952,598

Electronic Equipment, Instruments & Components — 3.4%
Samsung Electro-Mechanics Co. Ltd.	122,226	9,685,042
Samsung SDI Co. Ltd.	36,299	7,067,064
Sunny Optical Technology Group Co. Ltd.	1,368,000	18,095,701
Yageo Corp.	1,454,000	13,057,432

		47,905,239

Entertainment — 4.0%
Activision Blizzard, Inc.	314,803	18,724,482
NetEase, Inc. — ADR(b)	54,401	17,460,545
Roku, Inc.(a)(b)	108,969	9,532,608
Zynga, Inc., Class A(a)	1,623,155	11,118,612

		56,836,247

Health Care Technology — 3.5%
Livongo Health, Inc.(a)	345,401	9,854,291
Ping An Healthcare and Technology Co. Ltd.(a)(e)	1,968,400	18,124,742
Teladoc Health, Inc.(a)	136,182	21,109,572

		49,088,605

Hotels, Restaurants & Leisure — 0.8%
Luckin Coffee, Inc., ADR(a)	423,198	11,506,754

Interactive Media & Services — 3.9%
Kakao Corp.	160,676	20,322,803
Pinterest, Inc., Class A(a)	500,575	7,728,878
Snap, Inc., Class A(a)	1,257,022	14,945,991

Security	Shares	Value

Interactive Media & Services (continued)
Yandex NV, Class A(a)	360,976	$12,291,233

		55,288,905

Internet & Direct Marketing Retail — 5.4%
Delivery Hero SE(a)(e)	325,043	23,898,482
Farfetch Ltd., Class A(a)	1,225,993	9,685,345
Meituan Dianping, Class B(a)	1,396,700	16,650,403
MercadoLibre, Inc.(a)(b)	28,105	13,731,541
Tongcheng-Elong Holdings Ltd.(a)	2,278,000	3,158,853
Trainline PLC(a)(e)	2,114,672	8,779,558

		75,904,182

IT Services — 16.7%
Adyen NV(a)(e)	17,419	14,804,309
Endava PLC, ADR(a)	399,306	14,039,599
GDS Holdings Ltd. — ADR(a)	418,378	24,253,373
GMO Payment Gateway, Inc.	266,000	18,642,710
Grid Dynamics Holdings, Inc.(a)	1,222,735	9,781,880
Locaweb Servicos de Internet SA(a)	2,935,254	10,168,121
MongoDB, Inc.(a)	73,941	10,095,904
Network International Holdings PLC(a)(e)	1,969,990	9,578,902
Okta, Inc.(a)	127,495	15,587,539
Pagseguro Digital Ltd., Class A(a)	271,959	5,256,967
Shopify, Inc., Class A(a)(b)	51,524	21,481,901
Square, Inc., Class A(a)	331,503	17,364,127
StoneCo Ltd., Class A(a)	377,941	8,227,775
TRAX Ltd., (Acquired 09/12/2019, cost $10,999,988)(c)(d)	293,333	10,542,388
Twilio, Inc., Class A(a)	204,646	18,313,770
Tyro Payments Ltd.(a)	4,309,296	5,057,791
Wirecard AG(f)	96,936	10,921,787
Wix.com Ltd.(a)	97,361	9,815,936

		233,934,779

Multiline Retail — 1.0%
Magazine Luiza SA	1,877,085	14,085,091

Professional Services — 0.8%
CoStar Group, Inc.(a)(b)	18,025	10,584,460

Semiconductors & Semiconductor Equipment — 17.2%
Advanced Micro Devices, Inc.(a)	514,811	23,413,604
BE Semiconductor Industries NV	237,950	7,287,651
Cree, Inc.(a)	338,798	12,013,777
Ichor Holdings Ltd.(a)	450,230	8,626,407
Inphi Corp.(a)	258,020	20,427,443
Lasertec Corp.	425,000	19,707,100
Lattice Semiconductor Corp.(a)	436,476	7,778,002
Marvell Technology Group Ltd.	855,028	19,349,284
Micron Technology, Inc.(a)	389,616	16,387,249
MKS Instruments, Inc.	104,784	8,534,657
Monolithic Power Systems, Inc.(b)	91,864	15,383,546

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Power Integrations, Inc.	99,221	$8,764,191
Silergy Corp.	404,000	13,104,018
Skyworks Solutions, Inc.	174,345	15,582,956
SOITEC SA(a)	168,756	12,038,327
STMicroelectronics NV	817,271	17,568,535
Win Semiconductors Corp.	1,740,000	14,933,100

		240,899,847

Software — 24.8%
Alteryx, Inc., Class A(a)	102,680	9,772,056
Altium Ltd.	800,611	14,049,167
Anaplan, Inc.(a)	351,863	10,647,374
Atlassian Corp. PLC, Class A(a)	105,176	14,436,458
Avalara, Inc.(a)	164,003	12,234,624
Cadence Design Systems, Inc.(a)	277,132	18,301,797
Cloudflare, Inc., Class A(a)	312,732	7,342,947
Coupa Software, Inc.(a)	79,961	11,172,950
Crowdstrike Holdings, Inc., Class A(a)	173,845	9,679,690
Elastic NV(a)	176,354	9,842,317
Fair Isaac Corp.(a)(b)	36,036	11,087,917
Five9, Inc.(a)	209,483	16,017,070
Freee KK(a)	401,900	12,918,940
Kingdee International Software Group Co. Ltd.(a)	12,322,000	16,207,656
Linx SA, ADR(a)	1,371,279	4,442,944
Online Ventures Property Ltd., (Acquired 01/21/2020, cost $20,875,811)(c)(d)	181,785	16,362,028
RingCentral, Inc., Class A(a)	112,545	23,849,411
Smartsheet, Inc., Class A(a)	244,161	10,135,123
Splunk, Inc.(a)	105,603	13,330,267
SVMK, Inc.(a)	670,257	9,055,172
TeamViewer AG(a)	605,269	24,610,815
Trade Desk, Inc., Class A(a)(b)	40,922	7,897,946
Weimob, Inc.(a)(f)	20,125,000	12,533,729
Xero Ltd.(a)	246,720	10,261,194
Zendesk, Inc.(a)	167,148	10,699,143
Zoom Video Communications, Inc., Class A(a)	97,511	14,248,307
Zscaler, Inc.(a)	272,532	16,586,297

		347,723,339

Total Common Stocks — 90.5% (Cost — $1,275,960,398)		1,269,528,070

Security	Shares	Value

Preferred Securities — 9.6%

Preferred Stocks — 9.6%

Road & Rail — 0.7%
FlixMobility GmbH, Series F (Acquired 07/26/2019, $16,936,192), 0.00%(c)(d)	850	$9,967,554

Semiconductors & Semiconductor Equipment — 5.4%
CNEX Labs, Inc. Series E, (Acquired 02/06/2020, cost $7,000,000), 0.00%(c)(d)	3,296,755	6,428,672
Credo Technology Group Holding Ltd., Series D, (Acquired 03/20/2020, cost $19,999,997), 0.00%(c)(d)	4,005,527	19,999,997
Innovium, Inc., Series E (Acquired 08/21/2019, cost $8,999,992), 0.00%(c)(d)	1,060,432	9,193,945
Psiquantum Corp., Series C (Acquired 09/09/2019, cost $9,101,310), 0.00%(c)(d)	1,962,335	7,554,990
SambaNova Systems, Inc., Series C, (Acquired 02/20/2020, cost $33,904,162), 0.00%(c)(d)	636,800	33,037,184

		76,214,788

Software — 3.5%
C3 AI, Inc., Series H, (Acquired 08/14/2019, cost $24,890,190), 0.00%(c)(d)	4,940,000	19,562,400
Databricks, Inc., Series F, (Acquired 10/22/2019, cost $13,200,019), 0.00%(c)(d)	307,346	13,999,610
GitLab, Inc., Series E (Acquired 09/10/2019, cost $11,670,984), 0.00%(c)(d)	626,482	8,582,804
Unqork, Inc., Series B (Acquired 09/19/2019, cost $6,801,016), 0.00%(c)(d)	14,942	6,396,371

		48,541,185

Total Preferred Stocks — 9.6%		134,723,527

Total Preferred Securities — 9.6% (Cost — $152,514,923)		134,723,527

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants — 0.0%

IT Services — 0.0%
TRAX Ltd., (Acquired 09/12/2019, cost $0)(c)(d)	46,928	$9,386

Total Warrants — 0.0% (Cost — $— )		9,386

Total Long-Term Investments — 100.1% (Cost — $1,428,475,321)		1,404,260,983

Short-Term Securities — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(g)(i)	19,600,222	19,600,222

Security	Shares	Value

Short-Term Securities (continued):
SL Liquidity Series, LLC, Money Market Series, 0.88%(g)(h)(i)	10,000,748	$9,998,747

Total Short-Term Securities — 2.1% (Cost — $29,598,225)		29,598,969

Total Investments Before Options Written — 102.2% (Cost — $1,458,073,546)		1,433,859,952

Options Written — (1.2)% (Premiums Received — $17,126,003)		(16,901,236)

Total Investments, Net of Options Written — 101.0% (Cost — $1,440,947,543)		1,416,958,716

Liabilities in Excess of Other Assets — (1.0)%		(13,782,906)

Net Assets — 100.0%		$1,403,175,810

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $175,513,316 representing 12.5% of its net assets as of period end, and an original cost of $200,715,147.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Security, or a portion of the security, is on loan.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(i)

Investments in issuers considered to be an affiliate/affiliates of the Trust for purposes during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	96,230,373	—	(76,630,151	)(b)	19,600,222	$19,600,222	$130,781		$—	$—
SL Liquidity Series, LLC, Money Market Series	66,908,133	—	(56,907,385	)(b)	10,000,748	9,998,747	189,893	(c)	4,861	744

						$29,598,969	$320,674		$4,861	$744

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust II (BSTZ)

Currency Abbreviations

AUD	Australian Dollar

BRL	Brazilian Real

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

KRW	South Korean Won

TWD	Taiwan New Dollar

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Atlassian Corp. PLC, Class A	131	04/03/20	USD	150.00	USD	1,798	$(3,602)
Crowdstrike Holdings, Inc., Class A	124	04/03/20	USD	69.50	USD	690	(620)
Luckin Coffee, Inc.	195	04/03/20	USD	41.00	USD	530	(2,925)
Marvell Technology Group Ltd.	446	04/03/20	USD	27.00	USD	1,009	(33,004)
MongoDB, Inc.	38	04/03/20	USD	172.50	USD	519	(760)
Okta, Inc.	177	04/03/20	USD	146.00	USD	2,164	(2,655)
Okta, Inc.	88	04/03/20	USD	133.00	USD	1,076	(1,320)
Pinterest, Inc., Class A	385	04/03/20	USD	25.50	USD	594	(5,775)
Roku, Inc.	183	04/03/20	USD	120.00	USD	1,601	(640)
Shopify, Inc., Class A	46	04/03/20	USD	485.00	USD	1,918	(3,910)
Shopify, Inc., Class A	23	04/03/20	USD	515.00	USD	959	(1,610)
Shopify, Inc., Class A	23	04/03/20	USD	520.00	USD	959	(1,495)
Shopify, Inc., Class A	47	04/03/20	USD	450.00	USD	1,960	(10,928)
Snap, Inc., Class A	491	04/03/20	USD	18.50	USD	584	(982)
StoneCo Ltd., Class A	194	04/03/20	USD	44.00	USD	422	(20,370)
StoneCo Ltd., Class A	194	04/03/20	USD	47.00	USD	422	(20,370)
Tesla, Inc.	46	04/03/20	USD	730.00	USD	2,410	(345)
Trade Desk, Inc., Class A	20	04/03/20	USD	310.00	USD	386	(100)
Twilio, Inc., Class A	34	04/03/20	USD	116.00	USD	304	(238)
Zoom Video Communications, Inc., Class A	65	04/03/20	USD	110.00	USD	950	(234,650)
Zoom Video Communications, Inc., Class A	206	04/03/20	USD	115.00	USD	3,010	(639,630)
Zscaler, Inc.	170	04/03/20	USD	57.00	USD	1,035	(73,100)
Zynga, Inc., Class A	1,477	04/03/20	USD	7.50	USD	1,012	(3,692)
Farfetch Ltd., Class A	1,002	04/08/20	USD	15.06	USD	792	—
Activision Blizzard, Inc.	327	04/09/20	USD	61.00	USD	1,945	(48,233)
Advanced Micro Devices, Inc.	292	04/09/20	USD	48.00	USD	1,328	(32,850)
Coupa Software, Inc.	111	04/09/20	USD	160.00	USD	1,551	(6,937)
Luckin Coffee, Inc.	318	04/09/20	USD	38.00	USD	865	(15,900)
Lumentum Holdings, Inc.	93	04/09/20	USD	76.00	USD	685	(18,600)
Marvell Technology Group Ltd.	184	04/09/20	USD	26.00	USD	416	(18,032)
MercadoLibre, Inc.	70	04/09/20	USD	540.00	USD	3,420	(36,225)
Micron Technology, Inc.	5	04/09/20	USD	59.00	USD	21	(110)

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Okta, Inc.	88	04/09/20	USD	123.00	USD	1,076	$(39,160)
Okta, Inc.	177	04/09/20	USD	132.00	USD	2,164	(18,585)
Pinterest, Inc., Class A	580	04/09/20	USD	14.50	USD	896	(82,650)
RingCentral, Inc., Class A	78	04/09/20	USD	230.00	USD	1,653	(33,150)
Snap, Inc., Class A	362	04/09/20	USD	16.00	USD	430	(1,267)
Snap, Inc., Class A	453	04/09/20	USD	14.50	USD	539	(2,038)
StoneCo Ltd., Class A	194	04/09/20	USD	48.00	USD	422	(17,460)
Tesla, Inc.	63	04/09/20	USD	750.00	USD	3,301	(2,362)
Trade Desk, Inc., Class A	12	04/09/20	USD	310.00	USD	232	(1,200)
Yandex NV, Class A	859	04/09/20	USD	42.00	USD	2,925	(34,360)
Zscaler, Inc.	170	04/09/20	USD	56.00	USD	1,035	(97,750)
Activision Blizzard, Inc.	85	04/17/20	USD	65.00	USD	506	(4,887)
Activision Blizzard, Inc.	320	04/17/20	USD	60.00	USD	1,903	(69,120)
Advanced Micro Devices, Inc.	77	04/17/20	USD	60.00	USD	350	(654)
Advanced Micro Devices, Inc.	117	04/17/20	USD	46.00	USD	532	(29,016)
Afya Ltd., Class A	425	04/17/20	USD	20.00	USD	810	(52,063)
Alteryx, Inc., Class A	128	04/17/20	USD	105.00	USD	1,218	(37,120)
Alteryx, Inc., Class A	128	04/17/20	USD	170.46	USD	1,218	(93)
Anaplan, Inc.	434	04/17/20	USD	35.00	USD	1,313	(23,870)
Atlassian Corp. PLC, Class A	131	04/17/20	USD	155.00	USD	1,798	(25,873)
Avalara, Inc.	205	04/17/20	USD	70.00	USD	1,529	(155,800)
Bandwidth, Inc., Class A	61	04/17/20	USD	70.00	USD	410	(18,148)
Bandwidth, Inc., Class A	166	04/17/20	USD	80.01	USD	1,117	(2,975)
Cadence Design Systems, Inc.	164	04/17/20	USD	65.00	USD	1,083	(73,800)
Cadence Design Systems, Inc.	164	04/17/20	USD	60.00	USD	1,083	(104,960)
Chegg, Inc.	335	04/17/20	USD	40.00	USD	1,199	(25,125)
Chegg, Inc.	445	04/17/20	USD	35.00	USD	1,592	(126,825)
Cloudflare, Inc., Class A	331	04/17/20	USD	25.00	USD	777	(38,065)
CoStar Group, Inc.	23	04/17/20	USD	740.00	USD	1,351	(23,000)
CoStar Group, Inc.	22	04/17/20	USD	620.00	USD	1,292	(24,750)
Cree, Inc.	216	04/17/20	USD	50.00	USD	766	(8,640)
Cree, Inc.	316	04/17/20	USD	42.50	USD	1,121	(72,680)
Crowdstrike Holdings, Inc., Class A	146	04/17/20	USD	45.00	USD	813	(164,250)
Crowdstrike Holdings, Inc., Class A	147	04/17/20	USD	62.50	USD	818	(9,922)
Elastic NV	126	04/17/20	USD	85.00	USD	703	(3,150)
Fair Isaac Corp.	20	04/17/20	USD	420.00	USD	615	(400)
Fair Isaac Corp.	19	04/17/20	USD	290.00	USD	585	(57,000)
Farfetch Ltd., Class A	1,002	04/17/20	USD	15.00	USD	792	(10,020)
Farfetch Ltd., Class A	1,060	04/17/20	USD	9.00	USD	837	(31,800)
Five9, Inc.	154	04/17/20	USD	80.00	USD	1,177	(44,660)
Five9, Inc.	369	04/17/20	USD	70.00	USD	2,821	(322,875)
GDS Holdings Ltd. — ADR	536	04/17/20	USD	65.00	USD	3,107	(53,600)
GDS Holdings Ltd. — ADR	540	04/17/20	USD	60.00	USD	3,130	(95,850)
GSX Techedu, Inc. — ADR	420	04/17/20	USD	50.00	USD	1,779	(45,150)
Ichor Holdings Ltd.	214	04/17/20	USD	20.00	USD	410	(18,190)
Inphi Corp.	297	04/17/20	USD	70.00	USD	2,351	(328,185)
Livongo Health, Inc.	400	04/17/20	USD	30.00	USD	1,141	(51,000)
Livongo Health, Inc.	432	04/17/20	USD	25.00	USD	1,232	(179,280)
Luckin Coffee, Inc.	220	04/17/20	USD	44.00	USD	598	(1,100)
Lumentum Holdings, Inc.	154	04/17/20	USD	85.00	USD	1,135	(11,165)
MKS Instruments, Inc.	130	04/17/20	USD	115.00	USD	1,059	(9,750)

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Marvell Technology Group Ltd.	531	04/17/20	USD	23.00	USD	1,202	$(52,569)
Micron Technology, Inc.	337	04/17/20	USD	47.00	USD	1,417	(28,814)
MongoDB, Inc.	219	04/17/20	USD	125.00	USD	2,990	(350,400)
Monolithic Power Systems, Inc.	74	04/17/20	USD	180.00	USD	1,239	(33,855)
NetEase, Inc. — ADR	69	04/17/20	USD	350.00	USD	2,215	(17,768)
NetEase, Inc. — ADR	69	04/17/20	USD	300.00	USD	2,215	(186,990)
Okta, Inc.	122	04/17/20	USD	135.00	USD	1,492	(20,130)
Okta, Inc.	176	04/17/20	USD	120.00	USD	2,152	(129,360)
Pagseguro Digital Ltd., Class A	274	04/17/20	USD	40.00	USD	530	(6,850)
Pagseguro Digital Ltd., Class A	273	04/17/20	USD	37.50	USD	528	(16,380)
Power Integrations, Inc.	61	04/17/20	USD	100.00	USD	539	(8,235)
Power Integrations, Inc.	125	04/17/20	USD	105.00	USD	1,104	(23,125)
Power Integrations, Inc.	62	04/17/20	USD	95.00	USD	548	(14,105)
RingCentral, Inc., Class A	93	04/17/20	USD	210.00	USD	1,971	(131,595)
RingCentral, Inc., Class A	53	04/17/20	USD	215.00	USD	1,123	(60,950)
Roku, Inc.	183	04/17/20	USD	125.00	USD	1,601	(4,758)
SVMK, Inc.	445	04/17/20	USD	25.00	USD	601	(24,475)
SVMK, Inc.	440	04/17/20	USD	12.50	USD	594	(64,900)
Shopify, Inc., Class A	24	04/17/20	USD	525.00	USD	1,001	(1,980)
Shopify, Inc., Class A	23	04/17/20	USD	540.00	USD	959	(1,840)
Skyworks Solutions, Inc.	159	04/17/20	USD	100.00	USD	1,421	(25,838)
Smartsheet, Inc., Class A	198	04/17/20	USD	45.00	USD	822	(51,975)
Snap, Inc., Class A	363	04/17/20	USD	10.00	USD	432	(78,590)
Splunk, Inc.	395	04/17/20	USD	85.00	USD	2,069	(2,370)
Splunk, Inc.	57	04/17/20	USD	160.00	USD	720	(1,567)
Splunk, Inc.	140	04/17/20	USD	50.00	USD	733	(72,800)
StoneCo Ltd., Class A	470	04/17/20	USD	37.00	USD	1,023	(39,950)
StoneCo Ltd., Class A	278	04/17/20	USD	30.00	USD	605	(4,865)
Teladoc Health, Inc.	74	04/17/20	USD	130.00	USD	1,147	(202,760)
Teladoc Health, Inc.	312	04/17/20	USD	170.00	USD	4,836	(201,240)
Tesla, Inc.	29	04/17/20	USD	835.00	USD	1,520	(1,522)
Tesla, Inc.	30	04/17/20	USD	800.00	USD	1,572	(2,100)
Tesla, Inc.	52	04/17/20	USD	465.00	USD	2,725	(414,700)
Tesla, Inc.	26	04/17/20	USD	510.00	USD	1,362	(132,015)
Trade Desk, Inc., Class A	23	04/17/20	USD	225.00	USD	444	(8,165)
Twilio, Inc., Class A	303	04/17/20	USD	125.00	USD	2,712	(2,121)
Twilio, Inc., Class A	140	04/17/20	USD	85.00	USD	1,253	(106,400)
Wix.com Ltd.	188	04/17/20	USD	160.00	USD	1,895	(5,640)
Wix.com Ltd.	256	04/17/20	USD	95.00	USD	2,581	(282,880)
XP, Inc., Class A	97	04/17/20	USD	40.00	USD	187	(8,730)
Yandex NV, Class A	74	04/17/20	USD	34.00	USD	252	(13,690)
Zendesk, Inc.	124	04/17/20	USD	90.00	USD	794	(4,340)
Zendesk, Inc.	293	04/17/20	USD	70.00	USD	1,875	(39,555)
Zoom Video Communications, Inc., Class A	308	04/17/20	USD	130.00	USD	4,500	(639,100)
Zscaler, Inc.	171	04/17/20	USD	57.50	USD	1,041	(92,340)
Zscaler, Inc.	170	04/17/20	USD	60.00	USD	1,035	(67,150)
Zynga, Inc., Class A	1,200	04/17/20	USD	7.00	USD	822	(34,800)
Advanced Micro Devices, Inc.	355	04/24/20	USD	53.00	USD	1,615	(23,075)
Coupa Software, Inc.	368	04/24/20	USD	147.00	USD	5,142	(264,960)
Cree, Inc.	262	04/24/20	USD	48.50	USD	929	(110,040)
Cree, Inc.	52	04/24/20	USD	41.00	USD	184	(23,400)

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Luckin Coffee, Inc.	105	04/24/20	USD	35.50	USD	285	$(5,512)
Lumentum Holdings, Inc.	92	04/24/20	USD	74.00	USD	678	(46,460)
Lumentum Holdings, Inc.	131	04/24/20	USD	76.00	USD	965	(54,365)
Marvell Technology Group Ltd.	183	04/24/20	USD	21.50	USD	414	(28,548)
Micron Technology, Inc.	340	04/24/20	USD	42.00	USD	1,430	(103,700)
RingCentral, Inc., Class A	53	04/24/20	USD	220.00	USD	1,123	(60,685)
Shopify, Inc., Class A	2	04/24/20	USD	385.00	USD	83	(10,190)
Shopify, Inc., Class A	146	04/24/20	USD	415.00	USD	6,087	(450,410)
Snap, Inc., Class A	982	04/24/20	USD	13.00	USD	1,168	(70,704)
Splunk, Inc.	156	04/24/20	USD	116.00	USD	1,969	(238,680)
Splunk, Inc.	293	04/24/20	USD	45.00	USD	1,535	(271,758)
Splunk, Inc.	51	04/24/20	USD	140.00	USD	644	(14,790)
StoneCo Ltd., Class A	386	04/24/20	USD	44.50	USD	840	(173,700)
Tesla, Inc.	69	04/24/20	USD	650.00	USD	3,616	(86,595)
Trade Desk, Inc., Class A	12	04/24/20	USD	185.00	USD	232	(25,200)
MongoDB, Inc.	223	05/01/20	USD	132.00	USD	3,045	(308,855)
Trade Desk, Inc., Class A	35	05/01/20	USD	230.00	USD	676	(15,575)
Twilio, Inc., Class A	34	05/01/20	USD	105.00	USD	304	(9,707)
Zoom Video Communications, Inc., Class A	217	05/01/20	USD	148.00	USD	3,171	(304,885)
Activision Blizzard, Inc.	55	05/15/20	USD	60.00	USD	327	(19,388)
Advanced Micro Devices, Inc.	312	05/15/20	USD	50.00	USD	1,419	(72,852)
Advanced Micro Devices, Inc.	134	05/15/20	USD	47.00	USD	609	(48,910)
Anaplan, Inc.	434	05/15/20	USD	35.00	USD	1,313	(49,910)
Bandwidth, Inc., Class A	105	05/15/20	USD	80.00	USD	707	(26,250)
Cadence Design Systems, Inc.	184	05/15/20	USD	75.00	USD	1,215	(22,080)
Cloudflare, Inc., Class A	450	05/15/20	USD	25.00	USD	1,057	(105,750)
Crowdstrike Holdings, Inc., Class A	689	05/15/20	USD	65.00	USD	3,836	(125,743)
Elastic NV	302	05/15/20	USD	55.00	USD	1,685	(200,830)
Lattice Semiconductor Corp.	1,091	05/15/20	USD	20.00	USD	1,944	(109,100)
Luckin Coffee, Inc.	219	05/15/20	USD	33.00	USD	595	(33,945)
Marvell Technology Group Ltd.	166	05/15/20	USD	23.00	USD	376	(29,216)
Marvell Technology Group Ltd.	218	05/15/20	USD	27.00	USD	493	(7,085)
Marvell Technology Group Ltd.	331	05/15/20	USD	25.00	USD	749	(28,466)
Micron Technology, Inc.	292	05/15/20	USD	47.50	USD	1,228	(51,976)
Pagseguro Digital Ltd., Class A	540	05/15/20	USD	22.50	USD	1,044	(72,900)
Pinterest, Inc., Class A	214	05/15/20	USD	15.00	USD	330	(37,985)
Roku, Inc.	162	05/15/20	USD	120.00	USD	1,417	(34,182)
Roku, Inc.	160	05/15/20	USD	80.00	USD	1,400	(247,600)
Skyworks Solutions, Inc.	276	05/15/20	USD	100.00	USD	2,467	(103,500)
Smartsheet, Inc., Class A	198	05/15/20	USD	40.00	USD	822	(109,890)
Smartsheet, Inc., Class A	214	05/15/20	USD	45.00	USD	888	(85,065)
Snap, Inc., Class A	491	05/15/20	USD	13.00	USD	584	(44,436)
StoneCo Ltd., Class A	740	05/15/20	USD	31.00	USD	1,611	(35,150)
Wix.com Ltd.	188	05/15/20	USD	115.00	USD	1,895	(94,000)
Zynga, Inc., Class A	1,380	05/15/20	USD	7.00	USD	945	(73,830)
Monolithic Power Systems, Inc.	145	06/19/20	USD	175.00	USD	2,428	(208,800)

							$(12,421,316)

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust II (BSTZ)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Afya Ltd., Class A	UBS AG	42,500	04/01/20	USD	28.40	USD	810	$—
TeamViewer AG	Credit Suisse International	53,800	04/01/20	EUR	31.59	EUR	1,984	(313,344)
Weimob, Inc.	JPMorgan Chase Bank N.A.	1,190,000	04/01/20	HKD	6.52	HKD	5,748	—
Xero Ltd.	JPMorgan Chase Bank N.A.	29,500	04/01/20	AUD	89.23	AUD	1,995	—
SVMK, Inc.	JPMorgan Chase Bank N.A.	33,000	04/02/20	USD	18.81	USD	446	—
Trainline PLC	Morgan Stanley & Co. International PLC	52,900	04/02/20	GBP	5.37	GBP	177	—
Arco Platform Ltd., Class A	JPMorgan Chase Bank N.A.	15,500	04/03/20	USD	55.96	USD	655	—
Freee KK	Goldman Sachs International	55,500	04/07/20	JPY	3,446.06	JPY	191,827	(88,633)
Arco Platform Ltd., Class A	JPMorgan Chase Bank N.A.	16,800	04/08/20	USD	57.59	USD	710	(7)
Cadence Design Systems, Inc.	UBS AG	18,000	04/08/20	USD	80.22	USD	1,189	(854)
SOITEC SA	Morgan Stanley & Co. International PLC	18,200	04/08/20	EUR	90.29	EUR	1,177	(8)
Samsung Electro-Mechanics Co. Ltd.	UBS AG	14,300	04/08/20	KRW	153,300.00	KRW	1,379,397	—
Trainline PLC	Morgan Stanley & Co. International PLC	52,900	04/08/20	GBP	5.37	GBP	177	(15)
Win Semiconductors Corp.	Goldman Sachs International	222,000	04/08/20	TWD	334.96	TWD	57,618	(113)
XP, Inc., Class A	Citibank N.A.	9,600	04/08/20	USD	46.07	USD	185	—
Yageo Corp.	Morgan Stanley & Co. International PLC	190,000	04/08/20	TWD	478.40	TWD	51,600	—
Endava PLC — ADR	JPMorgan Chase Bank N.A.	12,500	04/09/20	USD	48.80	USD	440	(33)
Afya Ltd., Class A	Citibank N.A.	42,700	04/14/20	USD	28.97	USD	814	(557)
Meituan Dianping, Class B	Goldman Sachs International	143,400	04/14/20	HKD	105.42	HKD	13,253	(9,302)
Pagseguro Digital Ltd., Class A	JPMorgan Chase Bank N.A.	68,000	04/14/20	USD	38.42	USD	1,314	(16)
Trainline PLC	Morgan Stanley & Co. International PLC	52,900	04/14/20	GBP	5.37	GBP	177	(217)
GMO Payment Gateway, Inc.	JPMorgan Chase Bank N.A.	38,500	04/15/20	JPY	7,522.22	JPY	290,133	(113,237)
Kingdee International Software Group Co. Ltd.	Morgan Stanley & Co. International PLC	578,000	04/15/20	HKD	11.13	HKD	5,896	(14,211)
Yageo Corp.	Morgan Stanley & Co. International PLC	174,000	04/15/20	TWD	454.52	TWD	47,255	(17)
Altium Ltd.	JPMorgan Chase Bank N.A.	64,200	04/16/20	AUD	32.58	AUD	1,832	(8,523)
Arco Platform Ltd., Class A	JPMorgan Chase Bank N.A.	7,900	04/16/20	USD	59.60	USD	334	(64)
BE Semiconductor Industries NV	Morgan Stanley & Co. International PLC	14,400	04/16/20	EUR	37.91	EUR	400	(28)
Delivery Hero SE	Morgan Stanley & Co. International PLC	15,700	04/16/20	EUR	73.54	EUR	1,047	(39,698)
Endava PLC — ADR	UBS AG	12,200	04/16/20	USD	57.34	USD	429	(14)
Ichor Holdings Ltd.	JPMorgan Chase Bank N.A.	21,500	04/16/20	USD	35.19	USD	412	(119)
Kakao Corp.	Morgan Stanley & Co. International PLC	11,400	04/16/20	KRW	189,520.00	KRW	1,755,306	(710)
Magazine Luiza SA	Citibank N.A.	172,200	04/16/20	BRL	57.30	BRL	6,714	(6,466)
SOITEC SA	UBS AG	7,000	04/16/20	EUR	81.41	EUR	453	(492)
TeamViewer AG	Morgan Stanley & Co. International PLC	53,800	04/16/20	EUR	29.97	EUR	1,984	(438,312)
Weimob, Inc.	JPMorgan Chase Bank N.A.	807,000	04/16/20	HKD	5.95	HKD	3,898	(7,286)
Wirecard AG	Barclays Bank PLC	4,600	04/16/20	EUR	128.13	EUR	470	(1,403)
Xero Ltd.	UBS AG	13,100	04/16/20	AUD	82.74	AUD	886	(1,895)
Avalara, Inc.	JPMorgan Chase Bank N.A.	20,500	04/17/20	USD	94.47	USD	1,529	(2,251)
Adyen NV	UBS AG	2,650	04/21/20	EUR	841.12	EUR	2,042	(14,202)
Delivery Hero SE	Goldman Sachs International	50,800	04/22/20	EUR	75.39	EUR	3,386	(120,145)
Freee KK	JPMorgan Chase Bank N.A.	44,900	04/22/20	JPY	3,674.48	JPY	155,190	(80,260)
GMO Payment Gateway, Inc.	JPMorgan Chase Bank N.A.	14,200	04/22/20	JPY	7,537.51	JPY	107,010	(48,727)
Kakao Corp.	Morgan Stanley & Co. International PLC	4,600	04/22/20	KRW	179,375.00	KRW	708,281	(2,713)
Kingdee International Software Group Co. Ltd.	Goldman Sachs International	1,244,000	04/22/20	HKD	9.80	HKD	12,689	(131,658)

8

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust II (BSTZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Lasertec Corp.	Morgan Stanley & Co. International PLC	63,100	04/22/20	JPY	5,523.05	JPY	314,610	$(66,023)
Network International Holdings PLC	Credit Suisse International	188,000	04/22/20	GBP	4.23	GBP	735	(35,360)
SOITEC SA	Goldman Sachs International	7,000	04/22/20	EUR	85.64	EUR	453	(952)
STMicroelectronics NV	Credit Suisse International	39,400	04/22/20	EUR	19.89	EUR	768	(55,830)
Samsung Electro-Mechanics Co. Ltd.	JPMorgan Chase Bank N.A.	14,300	04/22/20	KRW	107,661.08	KRW	1,379,397	(26,743)
Silergy Corp.	Citibank N.A.	17,000	04/22/20	TWD	1,024.20	TWD	16,675	(31,211)
Sunny Optical Technology Group Co., Ltd.	JPMorgan Chase Bank N.A.	71,900	04/22/20	HKD	111.92	HKD	7,373	(51,908)
TeamViewer AG	Citibank N.A.	53,800	04/22/20	EUR	37.39	EUR	1,984	(136,134)
Trainline PLC	Morgan Stanley & Co. International PLC	264,200	04/22/20	GBP	4.98	GBP	882	(42)
Trainline PLC	Morgan Stanley & Co. International PLC	52,900	04/22/20	GBP	2.83	GBP	177	(40,975)
Win Semiconductors Corp.	Citibank N.A.	222,000	04/22/20	TWD	270.44	TWD	57,618	(85,166)
Altium Ltd.	Morgan Stanley & Co. International PLC	40,900	04/23/20	AUD	32.61	AUD	1,167	(8,604)
Arco Platform Ltd., Class A	UBS AG	15,500	04/23/20	USD	55.03	USD	655	(2,134)
BE Semiconductor Industries NV	UBS AG	45,000	04/23/20	EUR	37.46	EUR	1,250	(5,290)
Inphi Corp.	JPMorgan Chase Bank N.A.	33,400	04/23/20	USD	80.35	USD	2,644	(179,143)
Magazine Luiza SA	Morgan Stanley & Co. International PLC	148,000	04/23/20	BRL	55.18	BRL	5,771	(17,109)
Ping An Healthcare and Technology Co. Ltd.	Morgan Stanley & Co. International PLC	291,400	04/23/20	HKD	79.88	HKD	20,803	(53,286)
Weimob, Inc.	Morgan Stanley & Co. International PLC	1,000,000	04/23/20	HKD	5.42	HKD	4,830	(28,951)
Endava PLC — ADR	Credit Suisse International	12,200	04/27/20	USD	52.00	USD	429	(894)
GMO Payment Gateway, Inc.	JPMorgan Chase Bank N.A.	23,600	04/28/20	JPY	7,689.51	JPY	177,848	(76,081)
Meituan Dianping, Class B	Goldman Sachs International	214,900	04/28/20	HKD	106.56	HKD	19,861	(31,047)
Network International Holdings PLC	Credit Suisse International	150,000	04/28/20	GBP	3.65	GBP	587	(82,448)
Network International Holdings PLC	UBS AG	188,600	04/28/20	GBP	4.60	GBP	737	(22,309)
SOITEC SA	Citibank N.A.	5,000	04/28/20	EUR	69.02	EUR	323	(14,536)
Weimob, Inc.	Morgan Stanley & Co. International PLC	1,234,000	04/28/20	HKD	5.42	HKD	5,960	(43,008)
Wirecard AG	UBS AG	18,900	04/28/20	EUR	111.71	EUR	1,931	(117,285)
Kingdee International Software Group	Citibank N.A.	658,000	04/29/20	HKD	9.54	HKD	6,712	(89,343)
Kingdee International Software Group Co. Ltd.	JPMorgan Chase Bank N.A.	600,000	04/29/20	HKD	9.84	HKD	6,120	(68,007)
Silergy Corp.	Morgan Stanley & Co. International PLC	80,000	04/29/20	TWD	1,074.34	TWD	78,472	(130,634)
Delivery Hero SE	Citibank N.A.	17,000	04/30/20	EUR	61.92	EUR	1,133	(170,080)
Xero Ltd.	JPMorgan Chase Bank N.A.	19,000	04/30/20	AUD	78.79	AUD	1,285	(15,002)
SVMK, Inc.	UBS AG	46,000	05/01/20	USD	18.29	USD	621	(4,749)
Weimob, Inc.	JPMorgan Chase Bank N.A.	800,000	05/05/20	HKD	4.97	HKD	3,864	(49,408)
Endava PLC — ADR	JPMorgan Chase Bank N.A.	12,500	05/06/20	USD	33.00	USD	440	(53,696)
MKS Instruments, Inc.	JPMorgan Chase Bank N.A.	13,100	05/06/20	USD	105.67	USD	1,067	(24,431)
SOITEC SA	Credit Suisse International	4,900	05/06/20	EUR	64.97	EUR	317	(27,974)
STMicroelectronics NV	Morgan Stanley & Co. International PLC	40,400	05/06/20	EUR	16.62	EUR	787	(165,878)
Trainline PLC	Credit Suisse International	52,900	05/06/20	GBP	2.20	GBP	177	(77,165)
Adyen NV	Credit Suisse International	8,700	05/26/20	EUR	817.79	EUR	6,704	(276,584)

9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust II (BSTZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Altium Ltd.	Morgan Stanley & Co. International PLC	95,000	05/26/20	AUD	28.79	AUD	2,710	$(131,840)
Lasertec Corp.	Goldman Sachs International	43,200	05/26/20	JPY	5,364.79	JPY	215,391	(136,446)
Ping An Healthcare and Technology Co. Ltd.	JPMorgan Chase Bank N.A.	200,700	05/26/20	HKD	75.09	HKD	14,328	(138,775)
Sunny Optical Technology Group Co. Ltd.	JPMorgan Chase Bank N.A.	270,100	05/26/20	HKD	108.09	HKD	27,699	(261,909)

								$(4,479,920)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows::

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust”s policy regarding valuation of investments and derivative financial instruments, refer to the Trust”s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Trust were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Automobiles	$24,800,396	$—	$—	$24,800,396
Banks	—	—	13,875,987	13,875,987
Capital Markets	5,995,795	—	—	5,995,795
Communications Equipment	13,879,037	—	—	13,879,037
Diversified Consumer Services	58,266,809	—	—	58,266,809
Diversified Telecommunication Services	8,952,598	—	—	8,952,598
Electronic Equipment, Instruments & Components	—	47,905,239	—	47,905,239
Entertainment	56,836,247	—	—	56,836,247

10

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust II (BSTZ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued):
Health Care Technology	$30,963,863	$18,124,742	$—	$49,088,605
Hotels, Restaurants & Leisure	11,506,754	—	—	11,506,754
Interactive Media & Services	34,966,102	20,322,803	—	55,288,905
Internet & Direct Marketing Retail	23,416,886	52,487,296	—	75,904,182
IT Services	179,191,201	44,201,190	10,542,388	233,934,779
Multiline Retail	14,085,091	—	—	14,085,091
Professional Services	10,584,460	—	—	10,584,460
Semiconductors & Semiconductor Equipment	156,261,116	84,638,731	—	240,899,847
Software	240,779,810	90,581,501	16,362,028	347,723,339
Preferred Securities	—	—	134,723,527	134,723,527
Warrants	—	—	9,386	9,386
Short-Term Securities	19,600,222	—	—	19,600,222

Subtotal	$890,086,387	$358,261,502	$175,513,316	$1,423,861,205

Investments Valued at NAV(a)				9,998,747

Total Investments				$1,433,859,952

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(12,418,248)	$(4,482,988)	$—	$(16,901,236)

(a)	Certain investments of the Trust were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants	Total
Assets:
Opening Balance, as of December 31, 2019	$29,199,661	$91,720,586	53,498	$120,973,745
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(9,295,069)	(17,912,279)	(44,112)	(27,251,460)
Purchases	20,875,811	60,915,220	—	81,791,031
Sales	—	—	—	—

Closing Balance, as of March 31, 2020	$40,780,403	$134,723,527	$9,386	$175,513,316

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020(a)	$(9,295,069)	$(17,912,279)	$(44,112)	$(27,251,460)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust II (BSTZ)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Trust’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets:
Common Stocks	$40,780,403	Market	Revenue Multiple	3.75x - 7.50x	5.73x
			Volatility	32%	—
			Time to Exit	3.0	—
Preferred Stocks(b)	134,723,527	Market	Revenue Multiple	2.00x - 13.00x	6.72x
			Volatility	32% - 65%	52%
			Time to Exit	2.4 - 5.0	3.1
			Recent Transactions	—	—
Warrants	9,386	Market	Revenue Multiple	3.75x	—
			Volatility	32%	—
			Time to Exit	3.0	—

	$175,513,316

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $43,529,564 changed to Current Value Method. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

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